Fixed assets, net	12 Months Ended
Dec. 31, 2024
Fixed Assets, net
Fixed Assets, net

4. Fixed Assets, net

Fixed assets, net consisted of the following (in thousands):

	Vessel	Accumulated	Net Book
	Costs	Depreciation	Value
As of January 1, 2022	$3,917,443	$(1,055,792)	$2,861,651
Additions	4,580	—	4,580
Transfers from right-of-use assets and to vessel held for sale	79,179	(5,896)	73,283
Disposals	(97,306)	10,500	(86,806)
Depreciation	—	(131,214)	(131,214)
As of December 31, 2022	$3,903,896	$(1,182,402)	$2,721,494
Additions	154,334	—	154,334
Depreciation	—	(129,287)	(129,287)
As of December 31, 2023	$4,058,230	$(1,311,689)	$2,746,541
Additions and transfers from vessels under construction	694,997	—	694,997
Disposals	(3,940)	1,055	(2,885)
Depreciation	—	(148,344)	(148,344)
As of December 31, 2024	$4,749,287	$(1,458,978)	$3,290,309

In 2024, the Company took delivery of four 8,000 TEU newbuild container vessels and two 7,100 TEU newbuild container vessels, see Note 5 “Advances for Vessels under Construction”. Each of these six newbuild vessels delivered to the Company commenced a long-term time charter upon delivery. Additionally, in 2024, the Company entered into agreements to acquire 3 Capesize bulk carriers built in 2010 through 2011 that aggregate 529,704 DWT for a total purchase price of $79.8 million. Two of these vessels were delivered to the Company in the second quarter of 2024 and one in July 2024.

In March 2024, the Company sold for scrap the vessel Stride, which had been off-hire since January 8, 2024 due to damage from a fire in the engine room that was subsequently contained. The Company recognized $11.9 million of net insurance proceeds for total loss of vessel and recorded a gain on disposal of this vessel amounting to $8.3 million in the year ended December 31, 2024 separately presented under “Net gain on disposal/sale of vessels” in the Consolidated Statements of Income.

In 2023, the Company acquired 7 Capesize bulk carriers built in 2009 through 2012 that aggregate to 1,231,157 DWT for a total purchase price of $139.6 million. These vessels were delivered to the Company from September 2023 to December 2023.

On January 17, 2022, the Company entered into agreements to sell its vessels Catherine C and Leo C for an aggregate gross consideration of $130.0 million, resulting in a gain of $37.2 million in November 2022, when these vessels were delivered to their buyers. On December 23, 2022, the Company entered into an agreement to sell the vessel Amalia C for an aggregate gross consideration of $5.1 million, resulting in a gain of $1.6 million in January 2023, when it was delivered to its buyer. These gains are separately presented under “Net gain on disposal/sale of vessels” in the Consolidated Statements of Income. All three vessels were sold for opportune prices.

See Note 10 “Long-Term Debt, net” for information about the vessels, which are subject to first preferred mortgages as collateral to the Company’s credit facilities.

As of December 31, 2024 and 2023, the Company concluded that events and circumstances triggered the existence of potential impairment for some of the Company’s container vessels. These indicators included volatility in the charter market and the vessels’ market values, as well as the potential impact the current marketplace may have on its future operations. As a result, the Company performed step one of the impairment assessment for the Company’s vessels with impairment indicators by comparing the undiscounted projected net operating cash flows for each of these vessels to its carrying values. As of December 31, 2024 and 2023, the Company’s assessment concluded that step two of the impairment analysis was not required for any vessel, as the undiscounted projected net operating cash flows of all vessels exceeded the carrying value of the respective vessels. As of December 31, 2024 and 2023, no impairment loss was identified.

4. Fixed Assets, net (Continued)

The residual value (estimated scrap value at the end of the vessels’ useful lives) of the fleet was estimated at $603.7 million and $540.5 million as of December 31, 2024 and December 31, 2023, respectively. The Company has calculated the residual value of the vessels taking into consideration the 10 year average and the 5 year average of the scrap. The Company has applied uniformly the scrap value of $300 per ton for all vessels. The Company believes that $300 per ton is a reasonable estimate of future scrap prices, taking into consideration the cyclical nature of future demand for scrap steel. Although the Company believes that the assumptions used to determine the scrap rate are reasonable and appropriate, such assumptions are highly subjective, in part, because of the cyclical nature of future demand for scrap steel.